UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21399

Aegis Funds

(Exact name of registrant as specified in charter)

6862 Elm Street, Suite 830, McLean, VA 22101

(Address of principal executive offices) (Zip code)

Scott L. Barbee

6862 Elm Street, Suite 830, McLean, VA 22101

(Name and address of agent for service)

(703) 528-7788

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Aegis Value Fund
Class I | AVALX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Aegis Value Fund (the “Fund”)  for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at www.aegisfunds.com/documents. You can also request this information by contacting us at 1-800-528-3780.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$182	1.36%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the year ended December 31, 2025, the Fund returned 67.07%. The Fund outperformed its broad-based index, the S&P500, which returned 17.88%. The Fund also outperformed its more narrowly-based, secondary index which more closely reflects the types of securities in which it invests, the S&P SmallCap 600 Pure Value Index, which returned 8.83%.
WHAT FACTORS INFLUENCED PERFORMANCE
Holdings in the Materials sector in aggregate significantly contributed to Fund performance during the reporting period, with aggregate holdings in the Gold, Silver, & Precious Metals & Minerals industry being a large contribution to those returns. Fund holdings in the Energy sector also contributed to Fund performance during the reporting period. Fund holdings in the Real Estate and Consumer Staples sectors contributed the least or detracted from Fund performance.
Compared to the S&P 500, the Fund’s outsized exposure to small cap stocks weighed on performance during the reporting period, as small cap stocks generally underperformed large cap stocks. Additionally, the Fund’s outsized exposure to value stocks weighed on performance, as value stocks generally underperformed growth stocks during the year ended December 31, 2025.

Top Contributors
↑	Equinox Gold Corp
↑	Amerigo Resources Ltd
↑	Bank of Cyprus Holdings PLC

Top Detractors
↓	Algoma Steel Group Inc
↓	Interfor Corp
↓	Peabody Energy Corp
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Aegis Value Fund	PAGE 1	TSR-AR-00761L102

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	67.07	25.77	22.82
S&P 500 TR	17.88	14.42	14.82
S&P SmallCap 600 Pure Value TR	8.83	14.21	9.65
Visit www.aegisfunds.com/documents for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,035,993,996	Net Advisory Fee	$7,188,579
Number of Holdings	103	Portfolio Turnover	12%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)*
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
United States Treasury Bill	16.2%
Equinox Gold Corp.	5.8%
Cenovus Energy, Inc.	5.5%
Amerigo Resources Ltd.	4.0%
Capital Ltd.	3.4%
Precision Drilling Corp.	3.4%
Hallador Energy Company	3.2%
International Petroleum Corp.	3.2%
Bank of Cyprus Holdings PLC	2.8%
Kenmare Resources PLC	2.2%

Top Ten Countries	(%)
Canada	45.3%
United States	33.8%
Australia	5.5%
Mauritius	5.0%
Cyprus	2.8%
Ireland	2.3%
Nigeria	1.2%
Ghana	1.2%
Switzerland	1.2%
Cash & Other	1.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.aegisfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aegis Financial Corporation documents not be householded, please contact Aegis Financial Corporation at 1-800-528-3780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aegis Financial Corporation or your financial intermediary.
Aegis Value Fund	PAGE 2	TSR-AR-00761L102

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has made amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$21,500	$21,100
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$5,500	$5,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended December 31, 2025 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	$5,500	$5,000
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Aegis Value Fund
Financial Statements
December 31, 2025

Aegis Value Fund
Schedule of Investments
December 31, 2025
	Shares	Value
COMMON STOCKS - 81.8%
Consumer Discretionary - 0.8%
Household Durables - 0.8%
Bassett Furniture Industries, Inc.(a)	481,855	$8,075,890
Specialty Retail - 0.0%(b)
Reitmans CAD LDT A(c)	241,361	382,471
Total Consumer Discretionary		8,458,361
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Village Super Market, Inc. - Class A	54,750	1,937,876
Energy - 29.3%(d)
Energy Equipment & Services - 11.9%
ACT Energy Technologies Ltd.(a)(c)	1,939,006	7,049,390
AKITA Drilling Ltd. - Class A(c)	6,652,685	9,839,314
Enerflex Ltd.	511,060	7,885,656
Koil Energy Solutions, Inc.(a)(c)	766,584	1,770,809
Natural Gas Services Group, Inc.(a)	660,289	22,218,725
Noram Drilling AS	1,333,834	4,366,718
North American Construction Group Ltd.	1,005,817	14,480,306
Precision Drilling Corp.(c)	492,753	35,358,452
Tidewater, Inc.(c)	266,406	13,456,167
Total Energy Services, Inc.	615,510	6,681,796
Wolverine Energy & Infrastructure, Inc.(c)(e)	475,591	0
		123,107,333
Oil, Gas & Consumable Fuels - 17.4%
Afentra PLC(c)	3,467,318	1,924,928
ARC Resources Ltd.	477,703	8,962,043
Ardmore Shipping Corp.	67,645	716,360
Athabasca Oil Corp.(c)	3,653,213	18,711,222
Cenovus Energy, Inc.	3,345,144	56,591,199
Greenfire Resources Ltd.(c)	181,511	863,992
International Petroleum Corp.(c)	1,839,691	33,280,775
Jadestone Energy PLC(c)	7,641,873	2,417,562
Parex Resources, Inc.	687,231	9,237,851
PBF Energy, Inc. - Class A	602,476	16,339,149
PetroTal Corp.	4,805,885	1,348,050
SEPLAT Energy PLC(f)	3,133,891	11,989,631
Vermilion Energy, Inc.	2,175,494	18,100,719
		180,483,481
Total Energy		303,590,814
Financials - 3.6%
Banks - 3.3%
Bank of Cyprus Holdings PLC	3,143,618	29,340,638
First Internet Bancorp	244,342	5,099,417
		34,440,055

	Shares	Value
Capital Markets - 0.3%
Hennessy Advisors, Inc.	140,536	$1,349,146
Westwood Holdings Group, Inc.	97,606	1,679,799
		3,028,945
Total Financials		37,469,000
Industrials - 0.2%
Professional Services - 0.2%
Paragon Advanced Labs, Inc.(c)	1,143,000	2,331,718
Materials - 44.5%(d)
Chemicals - 3.9%
AdvanSix, Inc.	1,174,992	20,327,362
Mosaic Co.	826,536	19,911,252
		40,238,614
Diversified Metals & Mining - 10.0%
AIC Mines Ltd.(c)	20,384,073	8,005,706
Alphamin Resources Corp.	19,381,813	16,804,020
Amerigo Resources Ltd.(a)	12,426,606	41,103,633
C3 Metals, Inc.(c)	1,648,351	1,393,091
Glencore PLC	2,179,279	11,913,336
Gunnison Copper Corp.(c)	2,483,258	759,876
Kenmare Resources PLC(a)	7,028,188	23,290,409
Solitario Resources Corp.(c)	620,433	432,318
		103,702,389
Gold, Silver & Precious Metals & Minerals - 22.8%
Asara Resources Ltd.(c)	40,000,000	2,578,594
Brightstar Resources Ltd.(c)	16,666,667	5,475,733
Cabral Gold, Inc.(c)	12,911,156	6,490,618
Catalyst Metals Ltd.(c)	4,033,416	19,615,684
DPM Metals, Inc.	606,525	18,745,248
Eldorado Gold Corp.(c)	349,946	12,577,200
Equinox Gold Corp.(c)	4,303,550	60,482,663
Erdene Resource Development Corp.(c)	1,850,057	11,120,156
Galiano Gold, Inc.(c)	6,082,700	15,466,557
GoldQuest Mining Corp.(c)	2,849,300	3,508,300
i-80 Gold Corp.(c)	1,064,476	1,566,604
Liberty Gold Corp.(c)	8,567,262	5,180,742
Loncor Gold, Inc.(c)	5,142,858	5,020,895
Metals Exploration PLC(c)	8,249,895	1,690,302
Minera Alamos, Inc.(c)	35,167,661	13,579,732
Mundoro Capital, Inc.(c)	2,714,573	504,329
Newcore Gold Ltd.(a)(c)	16,000,002	7,227,424
Orezone Gold Corp.(c)	11,906,848	15,354,720
Perseus Mining Ltd.	5,226,073	19,646,848
Revival Gold, Inc.(c)	8,183,049	4,113,733
Robex Resources, Inc.(c)	383,500	1,461,298
Tesoro Gold Ltd.(c)	1,346,681	1,177,310
Toubani Resources Ltd.(c)	1,300,000	347,767
TriStar Gold, Inc.(c)	351,164	52,449
Troilus Mining Corp.(c)	2,773,220	3,172,165
		236,157,071

The accompanying notes are an integral part of these financial statements.

1

Aegis Value Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Mining Services - 4.6%
Capital Ltd.(a)	23,042,304	$35,408,126
Geodrill Ltd.(a)(c)	3,956,698	11,934,523
		47,342,649
Paper & Forest Products - 0.5%
Conifex Timber, Inc.(c)	1,526,413	77,847
Interfor Corp.(c)	773,473	4,823,816
Mercer International, Inc.	264,447	523,605
		5,425,268
Steel - 2.7%
Algoma Steel Group, Inc.	1,727,084	7,109,413
Olympic Steel, Inc.	72,276	3,092,329
Ryerson Holding Corp.	688,025	17,310,709
		27,512,451
Total Materials		460,378,442
Utilities - 3.2%
Independent Power and Renewable Electricity Producers - 3.2%
Hallador Energy Company(c)	1,751,501	33,348,579
TOTAL COMMON STOCKS (Cost $519,227,853)		847,514,790
REAL ESTATE INVESTMENT TRUSTS - 1.3%
Real Estate - 1.3%
Hotel & Resort REITs - 1.3%
Chatham Lodging Trust	661,712	4,506,259
RLJ Lodging Trust	1,233,285	9,187,973
Total Real Estate		13,694,232
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,722,173)		13,694,232

	Contracts
WARRANTS - 0.0%(b)
Materials - 0.0%(b)(d)
Gold, Silver, & Precious Metals & Minerals - 0.0%(b)
Revival Gold, Inc., Expires 11/30/2026, Exercise Price $0.45(c)	1,428,572	316,928
TOTAL WARRANTS (Cost $0)		316,928

	Par	Value
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 16.2%
3.50%, 01/15/2026(g)	$2,000,000	$1,997,085
3.59%, 01/22/2026(g)	6,000,000	5,986,838
3.62%, 01/29/2026(g)	6,000,000	5,982,509
3.61%, 02/05/2026(g)	6,000,000	5,978,321
3.62%, 02/12/2026(g)	6,000,000	5,974,044
3.63%, 02/19/2026(g)	6,000,000	5,969,720
3.64%, 02/26/2026(g)	6,000,000	5,965,418
3.42%, 03/05/2026(g)	6,000,000	5,963,559
3.42%, 03/12/2026(g)	6,000,000	5,959,483
3.42%, 03/19/2026(g)	6,000,000	5,955,496
3.43%, 03/26/2026(g)	6,000,000	5,951,422
3.47%, 04/02/2026(g)	6,000,000	5,946,787
3.48%, 04/09/2026(g)	6,000,000	5,942,649
3.45%, 04/16/2026(g)	6,000,000	5,939,026
3.45%, 04/23/2026(g)	6,000,000	5,935,083
3.45%, 04/30/2026(g)	6,000,000	5,931,066
3.46%, 05/07/2026(g)	6,000,000	5,926,864
3.43%, 05/14/2026(g)	6,000,000	5,923,363
3.45%, 05/21/2026(g)	6,000,000	5,918,975
3.44%, 05/28/2026(g)	12,000,000	11,830,047
3.43%, 06/04/2026(g)	12,000,000	11,822,707
3.43%, 06/11/2026(g)	12,000,000	11,814,687
3.45%, 06/18/2026(g)	12,000,000	11,805,547
3.44%, 06/25/2026(g)	12,000,000	11,798,015
TOTAL U.S. TREASURY BILLS (Cost $168,186,655)		168,218,711
TOTAL INVESTMENTS - 99.3% (Cost $701,136,681)		$1,029,744,661
Other Assets in Excess of Liabilities - 0.7%		6,249,335
TOTAL NET ASSETS - 100.0%		$1,035,993,996

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
For purposes of these financial statements, the securities in the portfolio have been organized utilizing their respective Global Industry Classification Standard (“GICS®”) code. The Fund does not rely exclusively on GICS® Industry classifications for purposes of its industry concentration policy. For example, within the Metals & Mining sector, the Fund uses the GICS® Sub-Industry classifications, or aggregate there of as shown above, for purposes of determining compliance with its industry concentration policy. In addition, in cases where a holding has been judged by Aegis Financial Corporation (“Advisor”) to be misclassified by GICS®, or has not been classified by GICS®, the Fund uses a Fund-determined GICS® framework classification.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

2

Aegis Value Fund
Schedule of Investments
December 31, 2025(Continued)
More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor acting as valuation designee. These securities represented $0.00 or 0.0% of net assets as of December 31, 2025.

(f)
All or a portion of this position was purchased in a private placement transaction and may be a restricted security as defined in Rule 144A under the Securities Act of 1933. Resale may only be available to Qualified Institutional Buyers or through sales on certain offshore exchanges as allowed under Section 904 of Regulation S-X.

(g)	The rate shown is the annualized yield as of December 31, 2025.
Allocation of Portfolio Holdings by Country as of December 31, 2025
(% of Net Assets)

Canada	$470,677,621	45.3%
United States	350,422,845	33.8
Australia	56,847,642	5.5
Mauritius	52,212,146	5.0
Cyprus	29,340,638	2.8
Ireland	24,006,769	2.3
Nigeria	11,989,631	1.2
Ghana	11,934,523	1.2
Switzerland	11,913,336	1.2
Norway	4,366,718	0.4
United Kingdom	3,615,230	0.4
Singapore	2,417,562	0.2
Other Assets in Excess of Liabilities	6,249,335	0.7
	$1,035,993,996	100.0%

The accompanying notes are an integral part of these financial statements.

3

Aegis Value Fund
Statement of Assets and Liabilities
December 31, 2025

ASSETS:
Investments in unaffiliated securities, at value	$871,665,732
Investments in affiliated securities, at value	158,078,929
Cash	16,363,966
Receivable for fund shares sold	2,668,067
Dividends receivable	875,755
Dividend tax reclaims receivable	78,447
Prepaid expenses and other assets	61,021
Total assets	1,049,791,917
LIABILITIES:
Payable for investments purchased	11,877,705
Payable to Advisor	989,328
Payable for capital shares redeemed	615,181
Payable for expenses and other liabilities	315,707
Total liabilities	13,797,921
NET ASSETS	$1,035,993,996
Net Assets Consist of:
Capital stock ($0.001 per share)	$17,700
Additional paid-in capital	675,996,976
Total distributable earnings	359,979,320
Total net assets	$1,035,993,996
Class I
Net assets	$1,035,993,996
Capital shares issued and outstanding (100,000,000 shares authorized, $0.001 par value)	17,699,672
Net asset value per share	$58.53
Cost:
Investments in unaffiliated securities, at cost	$613,187,698
Investments in affiliated securities, at cost	$87,948,983

The accompanying notes are an integral part of these financial statements.

4

Aegis Value Fund
Statement of Operations
For the Year Ended December 31, 2025

INVESTMENT INCOME:
Dividend income from unaffiliated securities	$9,797,136
Dividend income from affiliated securities	4,060,515
Less: issuance fees	(627)
Less: dividend tax withholding from unaffiliated securities	(595,907)
Less: dividend tax withholding from affiliated securities	(558,807)
Interest income	2,419,853
Total investment income	15,122,163
EXPENSES:
Investment advisory fee	7,188,579
Fund administration and accounting fees	381,022
Transfer agent fees	218,595
Legal fees	95,110
Custodian fees	64,743
Federal and state registration fees	51,575
Compliance fees	50,038
Audit fees	27,077
Reports to shareholders	18,109
Trustees’ fees	7,817
Other expenses and fees	23,543
Total expenses	8,126,208
Net investment income	6,995,955
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	38,665,428
Investments in affiliated securities	8,895,178
Foreign currency translation	(43,374)
Net realized gain (loss)	47,517,232
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	191,538,029
Investments in affiliated securities	59,517,695
Foreign currency translation	3,306
Net change in unrealized appreciation (depreciation)	251,059,030
Net realized and unrealized gain (loss)	298,576,262
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$305,572,217

The accompanying notes are an integral part of these financial statements.

5

Aegis Value Fund
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$6,995,955	$3,288,196
Net realized gain (loss)	47,517,232	28,594,921
Net change in unrealized appreciation (depreciation)	251,059,030	(5,161,063)
Net increase (decrease) in net assets from operations	305,572,217	26,722,054
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class I	(22,325,843)	(25,386,568)
Total distributions to shareholders	(22,325,843)	(25,386,568)
CAPITAL TRANSACTIONS:
Shares sold - Class I	527,015,138	52,692,170
Shares issued from reinvestment of distributions - Class I	19,052,789	20,419,985
Shares redeemed - Class I	(124,933,070)	(114,028,334)
Net increase (decrease) in net assets from capital transactions	421,134,857	(40,916,179)
NET INCREASE (DECREASE) IN NET ASSETS	704,381,231	(39,580,693)
NET ASSETS:
Beginning of the year	331,612,765	371,193,458
End of the year	$1,035,993,996	$331,612,765
SHARES TRANSACTIONS
Shares sold - Class I	10,701,348	1,419,915
Shares issued from reinvestment of distributions - Class I	326,310	552,788
Shares redeemed - Class I	(2,574,829)	(3,225,219)
Total increase (decrease) in shares outstanding	8,452,829	(1,252,516)

The accompanying notes are an integral part of these financial statements.

6

Aegis Value Fund
Financial Highlights
Class I

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$35.86	$35.35	$31.97	$28.98	$21.05
INVESTMENT OPERATIONS:
Net investment income(a)	0.56	0.36	0.25	0.07	0.07
Net realized and unrealized gain (loss) on investments(b)	23.48	3.06	3.92	2.97	7.86
Total from investment operations	24.04	3.42	4.17	3.04	7.93
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.37)	(0.23)	(0.05)	—
Net realized gains	(0.94)	(2.54)	(0.56)	—	—
Total distributions	(1.37)	(2.91)	(0.79)	(0.05)	—
Net asset value, end of year	$58.53	$35.86	$35.35	$31.97	$28.98
TOTAL RETURN	67.07%	9.43%	13.13%	10.50%	37.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,035,994	$331,613	$371,193	$274,310	$179,564
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.36%	1.45%	1.43%	1.45%	1.48%
After expense reimbursement/recoupment	1.36%	1.45%	1.46%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	1.17%	0.97%	0.75%	0.23%	0.25%
Portfolio turnover rate	12%	9%	2%	20%	40%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

7

Aegis Value Fund
Notes to Financial Statements
December 31, 2025
1. THE ORGANIZATION
The Aegis Funds (comprised of the Aegis Value Fund) (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified open- end management investment company. Prior to the close of business on December 13, 2019, the Fund offered Class A and Class I shares. Effective at the close of business on December 13, 2019, Class A shares were converted into Class I shares and Class A shares were terminated. The Fund’s principal investment goal is to seek long-term capital appreciation by investing primarily in common stocks that are believed to be significantly undervalued relative to the market based on a company’s book value, revenues, or cash flow.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM). The financial information used by the CODM to assess performance and allocate resources, including total return, expense ratios, assets, and portfolio composition, is consistent with that presented within the portfolio’s financial statements and financial highlights.
Security valuation. Investments in securities are valued based on market quotations or on data furnished by an independent pricing service. Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor, as the valuation designee, under the oversight of the Board of Trustees (the “Board”). In determining fair value, the Advisor considers all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund values its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.
In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:
Level 1 –
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

8

Aegis Value Fund
Notes to Financial Statements
December 31, 2025(Continued)
Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale are valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in the NASDAQ and not subject to restrictions against resale are valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$8,075,890	$382,471	$—	$8,458,361
Consumer Staples	1,937,876	—	—	1,937,876
Energy	287,258,693	16,332,121	0	303,590,814
Financials	8,128,362	29,340,638	—	37,469,000
Industrials	2,331,718	—	—	2,331,718
Materials	369,504,364	90,874,078	—	460,378,442
Utilities	33,348,579	—	—	33,348,579
Real Estate Investment Trusts
Real Estate	13,694,232	—	—	13,694,232
Warrants
Materials	—	316,928	—	316,928
Short-Term Investments
U.S. Treasury Bills	—	168,218,711	—	168,218,711
Total	$724,279,714	$305,464,947	$0	$1,029,744,661

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board. If events occur that will affect the value of the Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open may also be valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by a pricing service, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the valuation designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign

9

Aegis Value Fund
Notes to Financial Statements
December 31, 2025(Continued)
(non-U.S.) securities. For these purposes, unless otherwise determined by the valuation designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Advisor, as the Fund’s valuation designee. In determining the fair value of an investment, the Advisor seeks, in conjunction with the valuation methodology used pursuant to the procedures approved by the Board, to take into account the relevant factors and surrounding circumstances, which may include as appropriate and among other factors: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) the price and extent of trading similar securities of comparable companies; (iv) the political and economic environment and government actions or pronouncements; (v) any special reports prepared by analysts; and (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by the third parties independent of the Advisor.
The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2025:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities
Beginning balance as of December 31, 2024	$0
Purchases	—
Sales	—
Realized gain included in earnings	—
Change in unrealized depreciation	—
Transfer into Level 3 during the period	—
Ending balance as of December 31, 2025	$0
Change in unrealized depreciation still held as of December 31, 2025	$—

Foreign risk and currency translation. The Fund invests directly in foreign securities. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund’s share price and investment performance. The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States. The risks of investing in foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks. In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.
Foreign markets may also have less protection for investors than the U.S. markets. Foreign issuers may be subject to less government supervision. It may also be difficult to enforce legal and shareholder/bondholder rights in foreign countries. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments.
Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign

10

Aegis Value Fund
Notes to Financial Statements
December 31, 2025(Continued)
currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at each reporting period, resulting from changes in the exchange rate. These fluctuations are included with the net realized and unrealized gains or losses from investments.
Federal income and excise taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner that results in no tax cost to the Fund. Therefore, no federal income tax provision is required.
Distributions to shareholders. Distributions to the Fund’s shareholders, which are determined in accordance with income tax regulations, are recorded on the ex- dividend date. Distributions of net investment income, if any, are made at least annually for the Fund. Net realized gains from investment transactions, if any, will be distributed to shareholders annually.
The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.
Use of estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Transactions, Income and Expenses. The Fund records security transactions based on the trade date. Interest income is recognized on the accrual basis and includes accretion of discounts and amortization of premiums. The specific identification method is used to determine book and tax cost basis when calculating realized gains and losses. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions from real estate investment trusts (“REITs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund records estimated amounts recoverable from foreign tax authorities as reclaims, which are included in dividend tax withholding on the Statement of Operations.
Indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
Significant Concentrations. The Fund maintains a demand deposit in excess of Federal Deposit Insurance Company (“FDIC”) Insurance limits. As a result, the Fund is exposed to credit risk in the event of insolvency or other failure of the institution to meet its obligations. The Fund manages this risk by dealing with a major financial institution and monitoring its credit worthiness.
New Accounting Disclosure. Update 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the year were determined to not be significant.
3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund entered into an investment management and advisory services agreement (the “Agreement”) with the Advisor that provides for a fee, computed daily and paid monthly at the annual rate of 1.20% of the Fund’s average daily net assets. The Agreement shall remain in force through December 31, 2025, and may be renewed for additional one-year periods thereafter if approved annually by a majority of the independent members of the Board. The

11

Aegis Value Fund
Notes to Financial Statements
December 31, 2025(Continued)
Agreement may be terminated at any time, without penalty, by the Fund on sixty (60) days’ written notice or by the Advisor on ninety (90) days’ written notice. During the year ended December 31, 2025, the Fund incurred $7,188,579 in investment advisory fees. The Fund and the Advisor have also entered into an expense limitation agreement which shall remain in force through April 30, 2026, that provides for an advisory fee waiver and expense reimbursement from the Advisor if the Fund’s expenses, exclusive of taxes, interest, fees incurred in acquiring or disposing of portfolio securities, and extraordinary expenses, exceeds 1.50% for the Class I, of the Fund’s average daily net assets. During the year ended December 31, 2025, the Advisor did not recover or waive fees.
Certain officers and Trustees of the Fund are also officers of the Advisor. The Fund pays each Trustee who is not an officer of the Advisor fees in cash or Fund shares of $1,000 for each attended board meeting for the Fund and $500 for each attended audit committee meeting for the Fund. In addition, the Fund reimburses the Advisor for chief compliance officer services, a yearly amount of $50,000 paid on a quarterly basis.
4. INVESTMENT TRANSACTIONS
Purchases and sales of long-term investment securities (excluding short-term investments) for the Fund are presented below for the year ended December 31, 2025.

	Purchases	Sales
Aegis Value Fund	$308,836,845	$62,378,602

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS
As of December 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of Investments	$702,412,573
Unrealized appreciation of Investments	369,208,444
Unrealized depreciation of Investments	(41,873,625)
Net unrealized appreciation	327,334,819
Undistributed ordinary income	8,861,762
Undistributed long term gain	23,782,739
Distributable earnings (deficit)	32,644,501
Total accumulated gain	$359,979,320

The difference between book and tax-basis is attributable to adjustments on passive foreign investment companies (PFICs).
As of December 31, 2025, the Fund has no capital loss carryforwards. The Fund did not utilize short term capital loss carryovers, and long-term capital loss carryovers during the year ended December 31, 2024.
As of December 31, 2025, the Fund did not defer on a tax basis, any qualified late year losses.
On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended December 31, 2025. The reclassifications were primarily a result of the utilization of earnings and profits on redemption of shares as part of the dividends paid deductions.

Total Distributable Earnings	$(2,714,448)
Paid In Capital	$2,714,448

12

Aegis Value Fund
Notes to Financial Statements
December 31, 2025(Continued)
The tax components of dividends paid during the year ended December 31, 2025, and the year ended December 31, 2024, were as follows:

Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
$11,714,689	$10,611,154	$22,325,843	$7,473,057	$17,913,511	$25,386,568

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an interest expense in the Statement of Operations.
GAAP requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. Open tax years include the tax years ended December 31, 2022, through December 31, 2025. As of and during the year ended December 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal income and excise tax returns, as required. The Fund’s federal income tax returns are subject to examination by the IRS for a period of three fiscal years after they are filed. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
6. INVESTMENTS IN AFFILIATED COMPANIES(1)
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of December 31, 2025, amounted to $158,078,929 representing 15.26% of net assets. A summary of transactions involving these companies for the year ended December 31, 2025, is as follows:

	Share Balance December 31, 2024	Additions	Deductions	Share Balance December 31, 2025
ACT Energy Technologies Ltd(2)	—	1,939,006	—	1,939,006
Amerigo Resources Ltd	18,172,738	—	(5,746,132)	12,426,606
Bassett Furniture Industries Inc	456,855	25,000	—	481,855
Cabral Gold, Inc.(3)	12,911,156	—	—	12,911,156
Capital Ltd	12,499,977	10,542,327	—	23,042,304
Conifex Timber, Inc.(3)	2,346,913	—	(820,500)	1,526,413
Geodrill Ltd	3,956,698	—	—	3,956,698
Kenmare Resources PLC(2)	3,957,622	3,070,566	—	7,028,188
Koil Energy Solutions Inc	766,584	—	—	766,584
Minera Alamos, Inc.(3)	37,611,661	—	(2,444,000)	35,167,661
Natural Gas Services Group Inc	660,289	—	—	660,289
Newcore Gold Ltd	16,000,002	—	—	16,000,002

13

Aegis Value Fund
Notes to Financial Statements
December 31, 2025(Continued)

	Value December 31, 2024	Acquisitions	Dispositions	Corporate Actions
ACT Energy Technologies Ltd(2)	—	7,172,128	—	—
Amerigo Resources Ltd	19,722,057	—	(17,346,459)	—
Bassett Furniture Industries Inc	6,318,305	388,671	—	—
Cabral Gold, Inc.(3)	1,841,307	—	—	—
Capital Ltd	12,675,398	13,007,288	—	—
Conifex Timber, Inc.(3)	481,644	—	(55,276)	—
Geodrill Ltd	8,450,425	—	—	—
Kenmare Resources PLC(2)	15,676,313	12,760,564	—	—
Koil Energy Solutions Inc	1,770,809	—	—	—
Minera Alamos, Inc.(3)	6,541,386	—	(736,607)	—
Natural Gas Services Group Inc	17,695,745	—	—	—
Newcore Gold Ltd	3,450,555	—	—	—
Total	$94,623,944	$33,328,651	$(18,138,342)	$—

	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value December 31, 2025	Dividend Income
ACT Energy Technologies Ltd(2)	—	(122,738)	7,049,390	—
Amerigo Resources Ltd	12,169,910	26,558,125	41,103,633	1,435,674
Bassett Furniture Industries Inc	—	1,368,914	8,075,890	370,484
Cabral Gold, Inc.(3)	—	4,649,311	6,490,618	—
Capital Ltd	—	9,725,440	35,408,126	418,827
Conifex Timber, Inc.(3)	(3,728,740)	3,380,219	77,847	—
Geodrill Ltd	—	3,484,098	11,934,523	—
Kenmare Resources PLC(2)	—	(5,146,468)	23,290,409	1,138,062
Koil Energy Solutions Inc	—	—	1,770,809	—
Minera Alamos, Inc.(3)	454,008	7,320,945	13,579,732	—
Natural Gas Services Group Inc	—	4,522,980	22,218,725	138,661
Newcore Gold Ltd	—	3,776,869	7,227,424	—
Total	$8,895,178	$59,517,695	$178,227,126	$3,501,708

(1)
As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.

(2)	This security was not affiliated as of December 31, 2024.
(3)	This security was not affiliated as of December 31, 2025.
7. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of December 31, 2025, Charles Schwab & Co. Inc held approximately 31.52% of the Aegis Value Fund for the benefit of its customers.
8. SUBSEQUENT EVENTS
In connection with the preparation of the financial statements of the Fund as of and for the year ended December 31, 2025, events and transactions subsequent to December 31, 2025, have been evaluated by management for possible adjustment and/or disclosure. Management has determined that there were no material events that would require disclosure in the Fund’s financial statements.

14

Aegis Value Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of Aegis Value Fund and
Board of Trustees of The Aegis Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Aegis Value Fund (the “Fund”), a series of shares of beneficial interest in The Aegis Funds, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 28, 2023, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 27, 2026

15

Aegis Value Fund
OTHER INFORMATION (Unaudited)
PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available by request, without charge, by calling the Fund’s toll-free telephone number, 800-528-3780. Information regarding how the Fund voted proxies, if any, relating to portfolio securities during the most recent 12-month year ended December 31 is available upon request, without charge, by calling 800-528-3780. The Fund’s proxy voting policies and procedures and voting record are also available on the U.S. Securities and Exchange Commission (“SEC”) website at http://www.sec.gov.
CODE OF ETHICS
The Fund has adopted a code of ethics applicable to its principal executive officer and principal financial officer. A copy of this code is available, without charge, by calling the Fund’s toll-free phone number, 800-528-3780.
FUND HOLDINGS
The complete schedules of the Fund’s holdings for the second and fourth quarters of each fiscal year are contained in the Fund’s semi-annual and annual shareholder reports, respectively. The Fund files complete schedules of the Fund’s holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F within 60 days after the end of the period. Copies of the Fund’s Form N-PORT Part F are available without charge, upon request, by contacting the Fund at 800-528-3780 and on the SEC’s website at http://www.sec.gov. You may also review and copy Form N-PORT Part F at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.
TAX DESIGNATION
For the year ended December 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Aegis Value Fund	88.71%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended December 31, 2025, was as follows:

Aegis Value Fund	9.56%

The percentage of income that is designated as qualified interest income which may be exempt from U.S tax withholding when paid to non-U.S. Shareholders was as follows:

Aegis Value Fund	8.04%

Operation and Effectiveness of Liquidity Risk Management Program (Unaudited)
Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Fund has adopted and implemented a liquidity risk management program (the “Program”) designed to assess and manage the risk that the Fund could not meet requests to redeem Fund shares without significant dilution of remaining investors’ interests in the Fund. In assessing, managing and reviewing liquidity risk under the Program, the Fund considers a variety of factors, including its investment strategy, portfolio investments, portfolio concentration, cash flow projections, redemption policy and redemption history.
The Program requires the Fund to, among other things, (1) periodically classify (no less frequently than monthly) its investments into specific liquidity categories; (2) determine and monitor compliance with a minimum level of Fund net assets invested in “highly liquid investments” (as defined under Rule 22e-4); (3) monitor compliance with a 15% limit for the acquisition of “illiquid investments” (as defined under Rule 22e-4); and (4) periodically assess (no less frequently than annually) the Fund’s liquidity risk based on certain factors.
During the 12-month period ended September 30, 2024 (the “Review Period”), there were no liquidity events that materially affected the Fund’s performance or ability to timely meet redemptions without dilution to remaining investors’ interests in the Fund.

16

Aegis Value Fund
OTHER INFORMATION (Unaudited)(Continued)
The Chief Compliance Officer of the Fund, which the Board has designated to administer the Program, prepared a written report that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation during the Review Period (the “Report”). The Board reviewed and accepted the Report, which reflected that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and that during the Review Period the Program operated adequately and effectively in managing the Fund’s liquidity risk.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable for open-end funds.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aegis Funds

By (Signature and Title)*	/s/ Scott L. Barbee
Scott L. Barbee, Principal Executive Officer

Date	3/6/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott L. Barbee
Scott L. Barbee, Principal Executive Officer

Date	3/6/26

By (Signature and Title)*	/s/ Justin P. Harrison
Justin P. Harrison, Principal Financial Officer

Date	3/6/26

* Print the name and title of each signing officer under his or her signature.